DEFERRED COMPENSATION	12 Months Ended
Dec. 31, 2022
Compensation Related Costs [Abstract]
DEFERRED COMPENSATION

NOTE 9 – DEFERRED COMPENSATION

As of December 31, 2022, and 2021, the Company has accrued $297,620 and $505,896, respectively, of deferred compensation relating to individual agreements with the former CEO and sales staff, which are included in the accompanying consolidated balance sheet in accrued expenses. (See Note 10)